STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NEW YORK 10038-4982

January 30, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier International Funds, Inc.
(to be renamed Dreyfus Premier Investment Funds, Inc.)
(Registration Nos: 33-44254 and 811-6490)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), which will be renamed Dreyfus Premier Investment Funds, Inc., transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 43 (“Amendment No. 43”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

Amendment No. 43 relates to Post-Effective Amendment No. 42 to the Registration Statement, filed on January 14, 2008 ("Amendment No. 42"), in order to add four new series (the “New Series”) to the Fund—Dreyfus Premier Large Cap Equity Fund, Dreyfus Premier Large Cap Value Fund, Dreyfus Premier Global Real Estate Securities Fund and Dreyfus Enhanced Income Fund. Dreyfus Premier Large Cap Equity Fund, Dreyfus Premier Large Cap Value Fund, Dreyfus Premier Global Real Estate Securities Fund will each have four classes of shares—Class A, Class C, Class I and Class T Shares. Dreyfus Enhanced Income Fund will have two classes of shares—Institutional Shares and Investor Shares.

Each New Series is being established solely for the purpose of effecting the reorganization of corresponding series of BNY Hamilton Funds, Inc., a registered, open-end management investment company, advised by the Bank of New York, an affiliate of The Dreyfus Corporation, and will carry on the business and inherit the performance and financial records of such BNY Fund.  A draft Prospectus and Statement of Additional Information for each of Dreyfus Premier Large Cap Equity Fund and  Dreyfus Premier Global Real Estate Securities Fund were initially filed with the Fund's Post-Effective Amendment Nos. 37 and 40 to the Registration Statement filed September 27, 2007 and December 7, 2007, respectively.

Amendment No. 43 is being filed for the sole purpose of including the correct series and class ID information for the New Series, as Amendment No. 42 did not contain the proper information for Dreyfus Premier Large Cap Equity Fund and Dreyfus Premier Global Real Estate Securities Fund, and their related classes.  In all other respects, Amendment No. 43 is identical to Amendment No. 42.

The Fund will file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 43 in order to file certain exhibits, including the consent of the Fund’s independent registered public accounting firm, and to update certain information.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan

Nicole M. Runyan

cc:	David Stephens